Variable Interest Entities - Summary of VIE Assets and Liabilities and Performance for the Physician Groups (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Variable Interest Entity [Line Items]
Total assets					$ 0
OAK Street Health Inc and Affiliates [Member]
Variable Interest Entity [Line Items]
Total assets	$ 811,379,000		$ 811,379,000		301,822,000
Total liabilities	340,435,000		340,435,000		326,061,000
Total revenues	217,896,000	$ 139,140,000	634,062,000	$ 383,004,000
Total operating expenses	273,245,000	170,726,000	726,853,000	442,882,000
Variable Interest Entity, Primary Beneficiary [Member] | OAK Street Health Inc and Affiliates [Member]
Variable Interest Entity [Line Items]
Total assets	359,551,000		359,551,000		252,629,000
Total liabilities	323,129,000		323,129,000		$ 230,527,000
Total revenues	213,907,000	135,433,000	622,685,000	378,024,000
Total operating expenses	167,965,000	107,745,000	483,531,000	285,196,000
Variable Interest Entity, Primary Beneficiary [Member] | OAK Street Health Inc and Affiliates [Member] | Medical Claims Expense [Member]
Variable Interest Entity [Line Items]
Medical Claims Expense and Cost of Care, excluding depreciation and amortization	153,417,000	96,921,000	439,449,000	257,192,000
Variable Interest Entity, Primary Beneficiary [Member] | OAK Street Health Inc and Affiliates [Member] | Cost of Care, Excluding Depreciation and Amortization [Member]
Variable Interest Entity [Line Items]
Medical Claims Expense and Cost of Care, excluding depreciation and amortization	$ 14,548,000	$ 10,824,000	$ 44,082,000	$ 28,004,000